FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
Schedule of Financial Instruments Measured on a Recurring Basis	Fair value hierarchy

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Earnout liabilities	$—	$—	$—	$—
Earn-in liabilities	—	—	—	—
Warrant liabilities	152	—	112	264
	$152	$—	$112	$264

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Earnout liabilities	$—	$—	$1,411	$1,411
Earn-in liabilities	—	—	782	782
Warrant liabilities	293	—	168	461
	$293	$—	$2,361	$2,654

Schedule of Reconciliation for Recurring Fair Value Measurements Categorized within Level 3 of the Fair Value Hierarchy	Reconciliation for recurring fair value measurements categorized within level 3 of the fair value hierarchy

	Earnout liabilities	Earn-in liabilities	Warrant liabilities	Total
Balance as of January 1, 2024	$16,380	$9,079	$1,924	$27,383
Gains on financial liabilities at FVTPL	(14,969)	(8,297)	(1,756)	(25,022)
Balance as of December 31, 2024	1,411	782	168	2,361
Gains on financial liabilities at FVTPL	(1,411)	(782)	(56)	(2,249)
Balance as of December 31, 2025	$—	$—	$112	$112

Schedule of Valuation Techniques and Inputs Applied for Level 3 Fair Value Measurement

Financial Instruments	Valuation Techniques and Key Inputs	Significant Unobservable Inputs	Relationship and Sensitivity of Unobservable Inputs to Fair Value
Warrant liabilities - Public Warrants	Quoted prices in an active market	N/A	N/A
Warrant liabilities - Private Placement Warrants	Monte Carlo simulation: Underlying stock price, volatility and risk-free rate	Volatility (December 31, 2025: 185.6%; December 31, 2024: 103.2%)
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $59 thousand / ($33 thousand) as of December 31, 2025;
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $99 thousand / ($73 thousand) as of December 31, 2024

Earnout liabilities	Monte Carlo simulation: Underlying stock price, volatility and risk-free rate	Volatility (December 31, 2025: 78.5%; December 31, 2024: 104.9%)
10% increase (decrease) in the volatility assumption would not have resulted in a meaningful change in the estimated fair value as of December 31, 2025;
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $546 thousand / ($484 thousand) as of December 31, 2024

Earn-in liabilities	Monte Carlo simulation: Underlying stock price, volatility and risk-free rate	Volatility (December 31, 2025: 78.5%; December 31, 2024: 104.9%)
10% increase (decrease) in the volatility assumption would not have resulted in a meaningful change in the estimated fair value as of December 31, 2025;
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $303 thousand / ($269 thousand) as of December 31, 2024

Schedule of Financial Asset Instruments	Categories of financial instruments

	As of December 31,
	2025	2024
Financial assets

Financial assets at amortized cost (Note i)	$97,985	$148,236

Financial liabilities

Financial liabilities at FVTPL	264	2,654
Financial liabilities at amortized cost (Note ii)	425,923	435,983
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, notes and trade payables, financial liabilities at amortized cost, and other financial liabilities.

Schedule of Financial Liabilities Instruments

	As of December 31,
	2025	2024
Earnout liabilities (Note a)	$—	$1,411
Earn-in liabilities (Note b)	—	782
Warrant liabilities (Note c)	264	461
	$264	$2,654
Categories of financial instruments

	As of December 31,
	2025	2024
Financial assets

Financial assets at amortized cost (Note i)	$97,985	$148,236

Financial liabilities

Financial liabilities at FVTPL	264	2,654
Financial liabilities at amortized cost (Note ii)	425,923	435,983
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, notes and trade payables, financial liabilities at amortized cost, and other financial liabilities.

Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities

	For the Year Ended December 31, 2025
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$356,768	$(9,682)	$—	$—	$65	$13,806	$360,957
Earnout liabilities	1,411	—	—	(1,411)	—	—	—
Earn-in liabilities	782	—	—	(782)	—	—	—
Warrant liabilities	461	—	—	(197)	—	—	264
Lease liabilities	36,412	(13,325)	—	—	2,588	1,633	27,308
Guarantee deposits	984	(30)	—	—	—	43	997
Financial liabilities	24,586	—	414	—	—	—	25,000
	$421,404	$(23,037)	$414	$(2,390)	$2,653	$15,482	$414,526

	For the Year Ended December 31, 2024
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$410,171	$(27,724)	$—	$—	$(20)	$(25,659)	$356,768
Earnout liabilities	16,380	—	—	(14,969)	—	—	1,411
Earn-in liabilities	9,079	—	—	(8,297)	—	—	782
Warrant liabilities	5,373	—	—	(4,912)	—	—	461
Lease liabilities	30,138	(13,270)	—	—	22,466	(2,922)	36,412
Guarantee deposits	1,215	(178)	—	—	—	(53)	984
Financial liabilities	—	25,000	(414)	—	—	—	24,586
	$472,356	$(16,172)	$(414)	$(28,178)	$22,446	$(28,634)	$421,404

	For the Year Ended December 31, 2023
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$381,174	$27,848	$—	$—	$(20)	$1,169	$410,171
Earnout liabilities	24,147	—	—	(7,767)	—	—	16,380
Earn-in liabilities	13,384	—	—	(4,305)	—	—	9,079
Warrant liabilities	9,418	—	—	(4,045)	—	—	5,373
Lease liabilities	21,473	(12,635)	—	—	21,775	(475)	30,138
Guarantee deposits	1,251	(62)	—	—	—	26	1,215
	$450,847	$15,151	$—	$(16,117)	$21,755	$720	$472,356
*Other changes mainly include interest accruals and payments, new leases and lease modifications.

Schedule of Sensitivity Analysis for Currency Risk
The following table details the Company’s sensitivity to a 1% increase in NTD against USD. The sensitivity analysis included only outstanding foreign currency denominated monetary items. A positive number below indicated a decrease in pre-tax loss or an increase in equity associated with a 1% strengthening of NTD against USD. For a 1% weakening of NTD against USD, there would be an equal and opposite impact on pre-tax loss and equity, and the balances below would be negative.

	For the Year Ended December 31
	2025	2024	2023
Profit or loss	$(76)	$(78)	$(90)
Equity	1,132	1,439	2,106

Summary of Assets and Liabilities Interest Rate Risk	The carrying amount of the Company’s financial assets and financial liabilities with exposure to interest rates at the end of the reporting period were as follows.

	As of December 31,
	2025	2024
Fair value interest rate risk
Financial assets	$23,945	$80,637
Financial liabilities	27,572	39,066
Cash flow interest rate risk
Financial assets	49,246	46,765
Financial liabilities	361,731	357,205

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
The following table details the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been compiled based on the undiscounted cash flows of financial liabilities from the earliest date on which the Company can be required to pay. The tables included both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount was derived from the interest rate curve at the end of the reporting period.

	As of December 31, 2025
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$22,661	$16,597	$567	$144	$—
Lease liabilities	1.20%-11.00%	1,030	1,926	9,171	18,485	193
Variable interest rate liabilities	2.28%-3.47%	7,387	19,421	67,742	286,784	—
		$31,078	$37,944	$77,480	$305,413	$193

	As of December 31, 2024
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$35,575	$18,386	$670	$—	$—
Lease liabilities	1.20%-11.50%	1,786	3,494	13,900	34,214	1,578
Variable interest rate liabilities	2.23%-3.44%	—	20,741	82,257	254,208	—
		$37,361	$42,621	$96,827	$288,422	$1,578

Schedule of Bank Credit Limit

	As of December 31,
	2025	2024
Bank loans - Syndicated loans (Note a)	$264,690	$286,944
Bank loans - Loans for batteries (Note b)	63,337	49,084
Bank loans - Loans for procurement and operating capital	32,930	20,740
	$360,957	$356,768

Current	83,361	103,018
Non-current	277,596	253,750
	$360,957	$356,768

Interest rates
Bank loans - Syndicated loans	3.41%-3.44%	3.39%-3.41%
Bank loans - Loans for batteries	3.47%	3.44%
Bank loans - Loans for procurement and operating capital	2.28%-2.61%	2.23%-2.61%
Bank loans - Syndicated loans

	As of December 31,
	2025	2024
Syndicated loans	$264,690	$286,944

Current	$42,604	$33,194
Non-current	222,086	253,750
	$264,690	$286,944
Bank loans - Loans for batteries

	As of December 31,
	2025	2024
Loans for batteries	$63,337	$49,084

Current	$7,827	$49,084
Non-current	55,510	—
	$63,337	$49,084
Bank credit limit

	As of December 31,
	2025	2024
Unsecured bank general credit limit
Amount used*	$437,612	$469,713
Amount unused	16,332	26,274
	$453,944	$495,987
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.